Fair Value Measurements (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Fair Value Disclosures [Abstract]
Fair Value of Financial Assets and Liabilities

The carrying amounts and estimated fair values of our financial assets and liabilities, including related current portions, were as follows:

	September 30, 2014
		Hierarchy Level
	Carrying Amount	Level 1	Level 2	Level 3
	(in millions)
Assets:
Cash equivalents	$290	$—	$290	$—
Restricted cash equivalents	97	—	97	—
Timeshare financing receivables	1,002	—	—	1,004
Interest rate swaps	4	—	4	—

Liabilities:
Long-term debt(1)(2)	11,051	1,606	—	9,592
Non-recourse debt(3)	661	—	—	657

	December 31, 2013
		Hierarchy Level
	Carrying Amount	Level 1	Level 2	Level 3
	(in millions)
Assets:
Cash equivalents	$309	$—	$309	$—
Restricted cash equivalents	107	—	107	—
Timeshare financing receivables	994	—	—	996
Interest rate swaps	10	—	10	—

Liabilities:
Long-term debt(1)	11,682	57	1,560	10,358
Non-recourse debt(3)	672	—	—	670

(1)	Excludes capital lease obligations with a carrying value of $76 million and $73 million as of September 30, 2014 and December 31, 2013, respectively.
(2)	As of September 30, 2014, the classification of certain long-term debt with a carrying value of $1,500 million changed from Level 2 to Level 1 upon the availability of active market pricing data.
(3)	Excludes capital lease obligations of consolidated VIEs with a carrying value of $239 million and $255 million as of September 30, 2014 and December 31, 2013, respectively, and non-recourse debt of consolidated VIEs with a carrying value of $37 million and $41 million as of September 30, 2014 and December 31, 2013, respectively.

The carrying amounts and estimated fair values of our financial assets and liabilities, which included related current portions, were as follows:

	December 31, 2013
		Hierarchy Level
	Carrying Amount	Level 1	Level 2	Level 3
	(in millions)
Assets:
Cash equivalents	$309	$—	$309	$—
Restricted cash equivalents	107	—	107	—
Timeshare financing receivables	994	—	—	996
Interest rate swaps	10	—	10	—
Liabilities:
Long-term debt(1)(3)	11,682	57	1,560	10,358
Non-recourse debt(2)(3)	672	—	—	670

	December 31, 2012
		Hierarchy Level
	Carrying Amount	Level 1	Level 2	Level 3
	(in millions)
Assets:
Cash equivalents	$561	$—	$561	$—
Restricted cash equivalents	322	—	322	—
Timeshare financing receivables	984	—	—	987
Liabilities:
Long-term debt(1)(3)	15,492	152	—	15,716

(1)	Excludes capital lease obligations with a carrying value of $73 million and $83 million as of December 31, 2013 and 2012, respectively.
(2)	Represents the Securitized Timeshare Debt and the Timeshare Facility.
(3)	Includes current maturities.

Fair Value Measurements, Nonrecurring

As a result of our acquisition of the remaining ownership interest in certain equity method investments, which occurred during the nine months ended September 30, 2014, we measured financial and nonfinancial assets and liabilities at fair value on a nonrecurring basis (see Note 3: “Acquisitions”), as follows:

Fair Value(1)
(in millions)
Property and equipment	$144
Long-term debt	64

(1)	Fair value measurements using significant unobservable inputs (Level 3).

The estimated fair values of our financial and nonfinancial assets that were measured at fair value on a nonrecurring basis as a result of impairment losses were as follows:

	Year Ended December 31,
	2012		2011
	Fair Value(1)	Impairment Losses	Fair Value(1)	Impairment Losses
	(in millions)
Property and equipment, net	$24	$53	$5	$20
Investments in affiliates	29	20	205	141

(1)	Fair value measurements using significant unobservable inputs (Level 3).